Subsequent Event (Details) - Subsequent Event [Member] $ / shares in Units, $ in Millions	Jul. 14, 2023 USD ($) $ / shares shares
Subsequent Event (Details) [Line Items]
Agreed to sell shares | shares	200,000,000
Gross proceeds | $	$ 50
Purchase price | $ / shares	$ 0.25